U.S. Securities and Exchange Commission
				  Washington, D.C.  20549

					  Form 24F-2
			    Annual Notice of Securities Sold
				 Pursuant to Rule 24f-2

1.  Name and address of issuer:

    Mercury Asset Management Funds, Inc.
    (Mercury Gold and Minning Fund)
    800 Scudders Mill Road
    Plainsboro, N.J.  08536



2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

	Mercury Gold and Minning Fund series of Mercury Asset Management Funds, Inc. There are other series of Mercury Asset Management Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933, therefore, separate 24f-2 Forms will be filed for each series. This Form is being filed for all classes of shares of the Mercury Gold and Minning Fund.



3.  Investment Company Act File Number:   811-08797

    Securities Act File Number:    		333-65955

4(a.) Last day of fiscal year for which this Form is filed:

			May 31, 1999

4(b.) [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


4(c.) [ ]Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year pursuant to
          section 24(f):  					$18,047,084


     (ii) Aggregate price of securities redeemed
	    or repurchased during the fiscal year:      $1,916,553


     (iii) Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:			   			$0


     (iv) Total available redemption credits [add
          Items 5(ii)and 5(iii)]:				$1,916,553


     (v)  Net sales - if Item 5(i) is greater than
          Item 5(iv)[subtract Item 5(iv) from Item
          5(i)]:	         					$16,130,531


     (vi) Redemption credits available for use in
          future years - if Item 5(i) is less than
          Item 5(iv)[subtract Item 5(iv) from Item
          5(i)]:	               				$0


     (vii) Multiplier for determining registration
           fee (See Instruction C.9):		    x .000278

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)](enter "0" if no fee
            is due):	 				    = $ 4,484.29

6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997 then report the amount of securities (number of shares or other units) deducted here: 0.
     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                      + $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                      = $4,484.29
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

              July 16, 1999

	Method of Delivery:

		[ X ]   Wire Transfer

		[   ]   Mail or other means


			       SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)




	/s/Jaclyn Scheck
	Jaclyn Scheck, Assistant Secretary


    Date:   July 16, 1999